Investments in Equity Accounted Investees - Summary of Financial Information of Other Associates, in Aggregate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [Line Items]
Book value	₩ 114,551	₩ 109,611	₩ 113,989
Profit (loss) for the year	(70,636)	(2,872,078)	(179,443)
Other comprehensive income (loss)	158,414	204,258	(15,409)
Total comprehensive income (loss) for the year	87,778	(2,667,820)	(194,852)
Other associates [member]
Disclosure of associates [Line Items]
Book value	67,289	58,914	₩ 66,166
Profit (loss) for the year	8,510	6,756
Other comprehensive income (loss)	(7)	190
Total comprehensive income (loss) for the year	₩ 8,503	₩ 6,946